Income Tax - Schedule of Cumulative Net Operating Loss (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
PRC [Member]
Schedule of Cumulative Net Operating Loss [Line Items]
Amount	$ 82,467,156
Earliest year of expiration if not utilized	2026
Hong Kong [Member]
Schedule of Cumulative Net Operating Loss [Line Items]
Amount	$ 3,243,838
Earliest year of expiration if not utilized	No expiration